General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of General And Administrative Expense Tables Explanatory
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Outsourcing costs 893 951 1,072
IT expenses 1,055 949 860
Consulting, legal and audit fees 540 646 850
Real estate and logistics costs 634 671 662
Market data services 417 413 414
Marketing and communication 242 217 270
Travel and entertainment 72 84 298
Litigation, regulatory and similar matters
2
911 197 165
Other 788 757 696
of which: UK and German bank levies
3
58 55 41
Total general and administrative expenses 5,553 4,885 5,288
1 In 2021, UBS changed

the presentation of the line

items within general and administrative expenses. Prior-period information reflects the new presentation

structure, with no effect on Total general

and administrative
expenses.

2 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 18 for more information. Also, includes recoveries from third parties of USD 1

million in 2021 (USD
3

million and USD
11

million in 2020 and 2019, respectively).

3 UK bank levy expenses of USD
22

million (USD
38

million for 2020 and USD
30

million for 2019) included a credit of
USD 16

million (USD
27

million for 2020 and USD
31

million for 2019) related to prior years.

UBS AG
Entity [Table]
Disclosure Of General And Administrative Expense Tables Explanatory
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Outsourcing costs 426 466 551
IT expenses 490 449 448
Consulting, legal and audit fees 465 566 753
Real estate and logistics costs 530 563 559
Market data services 367 361 364
Marketing and communication 171 162 191
Travel and entertainment 66 77 272
Litigation, regulatory and similar matters
2
910 197 165
Other 6,051 5,646 5,283
of which: shared services costs charged by UBS Group AG or its subsidiaries 5,321 4,939 4,621 of which: UK and German bank levies
3
58 55 41
Total general and administrative expenses 9,476 8,486 8,586
1 In

2021, UBS

AG changed

the presentation

of the

line items

within general

and administrative

expenses. Prior-period

information reflects

the new

presentation structure,

with no

effect on

Total general

and
administrative expenses.

2 Reflects the net increase in

provisions for litigation, regulatory and

similar matters recognized in the

income statement. Refer to Note 18

for more information. Also,

includes recoveries
from third parties of USD 1

million in 2021 (USD
3

million and USD
11

million in 2020 and 2019, respectively).

3 UK bank levy expenses of USD
22

million (USD
38

million for 2020 and USD
30

million for 2019)
included a credit of USD 16

million (USD
27

million for 2020 and USD
31

million for 2019) related to prior years.